NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Shares					Fair Value
	EXCHANGE-TRADED FUND — 10.0%
	FIXED INCOME - 10.0%
9,000,000	iShares iBoxx $ High Yield Corporate Bond ETF(h)				$ 715,320,000

	TOTAL EXCHANGE-TRADED FUND (Cost $710,196,800)				715,320,000

	OPEN-END FUNDS — 1.9%
	FIXED INCOME - 0.8%
5,712,468	Navigator Ultra Short Bond Fund, Class I(g)				57,695,924

	MIXED ALLOCATION - 1.1%
7,067,211	Navigator Tactical US Allocation Fund, Class I(g)				77,103,274

	TOTAL OPEN-END FUNDS (Cost $128,266,059)				134,799,198

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	CORPORATE BONDS — 46.0%
	AEROSPACE & DEFENSE — 1.4%
63,881,000	Boeing Company	5.0400		05/01/27	64,080,307
20,913,000	Boeing Company	6.2590		05/01/27	21,159,441
15,900,000	RTX Corporation	5.7500		11/08/26	15,945,845
					101,185,593
	AUTOMOTIVE — 8.9%
23,000,000	American Honda Finance Corporation(a)	SOFRRATE + 0.870%	4.4800	07/09/27	23,064,688
47,500,000	American Honda Finance Corporation(a)	SOFRRATE + 0.730%	4.3520	08/13/27	47,594,016
25,000,000	American Honda Finance Corporation(a)	SOFRRATE + 0.650%	4.2730	11/19/27	25,001,891
14,700,000	BMW US Capital, LLC(a),(b)	SOFRINDX + 0.800%	4.4220	08/13/26	14,701,826
34,803,000	BMW US Capital, LLC(a),(b)	SOFRINDX + 0.780%	4.4050	03/19/27	34,893,767
20,000,000	BMW US Capital, LLC(a),(b)	SOFRRATE + 0.790%	4.4170	03/17/28	20,115,818
28,968,000	Ford Motor Company	4.3460		12/08/26	28,932,216
43,168,000	Ford Motor Credit Company, LLC	2.7000		08/10/26	43,153,102

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 46.0% (Continued)
	AUTOMOTIVE — 8.9% (Continued)
39,000,000	Ford Motor Credit Company, LLC(a)	SOFRRATE + 1.450%	5.0750	11/05/26	$ 39,062,389
60,000,000	Ford Motor Credit Company, LLC		4.9500	05/28/27	60,033,137
36,554,000	General Motors Financial Company, Inc.		5.0000	04/09/27	36,678,580
42,000,000	Hyundai Capital America(a),(b)	SOFRRATE + 0.990%	4.6130	03/25/27	42,123,009
38,000,000	Mercedes-Benz Finance North America, LLC(a),(b)	SOFRRATE + 0.780%	4.4010	04/01/27	38,107,002
18,000,000	Mercedes-Benz Finance North America, LLC(a),(b)	SOFRRATE + 0.710%	4.3390	03/10/28	18,014,977
50,000,000	Toyota Motor Credit Corporation(a)	SOFRRATE + 0.430%	4.0440	06/09/27	50,046,350
21,000,000	Toyota Motor Credit Corporation(a)	SOFRRATE + 0.450%	4.0600	01/12/28	21,013,848
38,000,000	Toyota Motor Credit Corporation(a)	SOFRRATE + 0.480%	4.1020	05/12/28	38,028,467
23,688,000	Volkswagen Group of America Finance, LLC(a),(b)	SOFRRATE + 1.060%	4.6820	08/14/26	23,693,504
30,000,000	Volkswagen Group of America Finance, LLC(a),(b)	SOFRRATE + 1.060%	4.6830	03/25/27	30,080,096
					634,338,683
	BANKING — 10.1%
33,000,000	Bank of America Corporation(c)	TSFR3M + 1.774%	3.7050	04/24/28	32,795,561
62,349,000	Bank of America Corporation(c)	SOFRRATE + 1.580%	4.3760	04/27/28	62,248,926
25,000,000	Canadian Imperial Bank of Commerce(a)	SOFRINDX + 0.930%	4.5590	09/11/27	25,016,634
58,000,000	Citibank NA(a)	SOFRRATE + 0.781%	4.4160	05/29/27	58,212,767
28,000,000	Citibank NA(a)	SOFRRATE + 0.500%	4.1280	06/18/28	28,019,132
20,000,000	Commonwealth Bank of Australia(a),(b)	SOFRRATE + 0.460%	4.0900	11/27/26	20,014,953
38,000,000	Cooperatieve Rabobank UA(a)	SOFRRATE + 0.620%	4.2530	08/28/26	38,011,418
99,047,000	JPMorgan Chase & Company(c)	SOFRRATE + 0.765%	1.4700	09/22/27	98,646,034
35,000,000	JPMorgan Chase & Company(c)	SOFRRATE + 1.560%	4.3230	04/26/28	34,926,344
10,000,000	JPMorgan Chase & Company(c)	TSFR3M + 1.642%	3.5400	05/01/28	9,923,791
18,000,000	JPMorgan Chase & Company(c)	SOFRRATE + 1.890%	2.1820	06/01/28	17,649,995
20,000,000	JPMorgan Chase & Company(c)	SOFRRATE + 0.930%	4.9790	07/22/28	20,063,015

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 46.0% (Continued)
	BANKING — 10.1% (Continued)
7,000,000	Morgan Stanley Bank NA(c)	SOFRRATE + 0.680%	4.4470	10/15/27	$ 6,999,622
68,041,000	Morgan Stanley Bank NA(c)	SOFRRATE + 0.865%	5.5040	05/26/28	68,498,279
52,674,000	Wells Fargo & Company(c)	SOFRRATE + 0.780%	4.9000	01/24/28	52,767,074
14,000,000	Wells Fargo & Company, Series Q(c)	TSFR3M + 1.572%	3.5840	05/22/28	13,883,828
97,471,000	Wells Fargo & Company(c)	SOFRRATE + 2.100%	2.3930	06/02/28	95,710,279
40,000,000	Wells Fargo & Company(c)	SOFRRATE + 1.980%	4.8080	07/25/28	40,052,866
					723,440,518
	BEVERAGES — 0.8%
57,500,000	Keurig Dr Pepper, Inc.(a)	SOFRRATE + 0.580%	4.2020	11/15/26	57,515,008

	BIOTECH & PHARMA — 2.9%
34,500,000	AbbVie, Inc.(a)	SOFRINDX + 0.480%	4.1110	03/03/28	34,548,242
21,227,000	Amgen, Inc.		2.6000	08/19/26	21,212,511
48,000,000	Eli Lilly & Company(a)	SOFRINDX + 0.350%	3.9750	05/20/28	48,101,428
48,000,000	GlaxoSmithKline Capital plc(a)	SOFRRATE + 0.500%	4.1290	03/12/27	48,078,736
28,000,000	Merck & Company, Inc.(a)	SOFRRATE + 0.460%	4.0890	09/15/27	28,013,750
29,000,000	Pfizer, Inc.(a)	SOFRRATE + 0.500%	4.1220	11/15/27	29,081,232
					209,035,899
	CABLE & SATELLITE — 0.0%(d)
1,200,000	Cequel Communications Holdings I, LLC / Cequel(b)	7.5000		04/01/28	280,500

	CHEMICALS — 0.2%
10,965,000	RPM International, Inc.	3.7500		03/15/27	10,901,287

	E-COMMERCE DISCRETIONARY — 1.4%
98,500,000	Amazon.com, Inc.(a)	SOFRRATE + 0.440%	4.0690	03/13/28	98,616,121

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
CORPORATE BONDS — 46.0% (Continued)
ELECTRIC UTILITIES — 1.9%
21,175,000	DTE Energy Company	4.9500	07/01/27	$ 21,258,008
38,450,000	Entergy Corporation	2.9500	09/01/26	38,410,040
27,480,000	FirstEnergy Corporation	3.9000	07/15/27	27,342,164
18,000,000	Georgia Power Company(a)	SOFRINDX + 0.420%	4.0470	11/22/27	18,021,316
28,000,000	National Rural Utilities Cooperative Finance(a)	SOFRINDX + 0.430%	4.0530	08/09/27	28,021,349
133,052,877
ELECTRICAL EQUIPMENT — 0.9%
50,000,000	Amphenol Corporation(a)	SOFRRATE + 0.530%	4.1520	11/15/27	50,083,509
12,530,000	Keysight Technologies, Inc.	4.6000	04/06/27	12,534,814
62,618,323
ENTERTAINMENT CONTENT — 0.5%
32,681,000	Take-Two Interactive Software, Inc.	3.7000	04/14/27	32,516,899

FOOD — 0.6%
6,041,000	Conagra Brands, Inc.	5.3000	10/01/26	6,048,142
3,248,000	Mondelez International, Inc.	2.6250	03/17/27	3,213,520
37,214,000	Tyson Foods, Inc.	3.5500	06/02/27	36,944,669
46,206,331
HEALTH CARE FACILITIES & SERVICES — 2.4%
65,421,000	Cardinal Health, Inc.	4.7000	11/15/26	65,511,082
18,085,000	Cardinal Health, Inc.	3.4100	06/15/27	17,926,174
5,227,000	CVS Health Corporation	3.0000	08/15/26	5,223,942
27,252,000	HCA, Inc.	3.1250	03/15/27	27,024,917
53,429,000	Universal Health Services, Inc.	1.6500	09/01/26	53,314,315
169,000,430
INSTITUTIONAL FINANCIAL SERVICES — 1.8%
24,000,000	Jefferies Financial Group, Inc.	4.5000	09/15/26	23,984,652
20,000,000	Jefferies Financial Group, Inc.	4.3000	02/11/27	19,994,939
4,610,000	LPL Holdings, Inc.	5.7000	05/20/27	4,646,828
28,969,000	Morgan Stanley(c)	SOFRRATE + 1.010%	5.6520	04/13/28	29,188,630
48,000,000	National Securities Clearing Corporation(a),(b)	SOFRRATE + 0.430%	4.0600	06/09/28	48,056,472
$ 125,871,521

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
CORPORATE BONDS — 46.0% (Continued)
INSURANCE — 0.3%
20,000,000	Brown & Brown, Inc.	4.6000	12/23/26	$ 20,017,999

LEISURE FACILITIES & SERVICES — 0.9%
41,451,000	Darden Restaurants, Inc.	3.8500	05/01/27	41,236,109
26,264,000	Marriott International, Inc.	5.4500	09/15/26	26,269,761
67,505,870
MACHINERY — 2.0%
40,000,000	Caterpillar Financial Services Corporation(a)	SOFRRATE + 0.380%	3.9960	01/07/27	40,013,616
15,388,000	Ingersoll Rand, Inc.	5.1970	06/15/27	15,478,889
40,000,000	John Deere Capital Corporation(a)	SOFRRATE + 0.400%	4.0170	01/07/28	40,067,340
40,551,000	Veralto Corporation	5.5000	09/18/26	40,575,350
5,509,000	Xylem, Inc.	3.2500	11/01/26	5,495,927
141,631,122
MEDICAL EQUIPMENT & DEVICES — 0.3%
6,000,000	Becton Dickinson and Company	3.7000	06/06/27	5,964,509
14,526,000	Bio-Rad Laboratories, Inc.	3.3000	03/15/27	14,420,298
3,699,000	Solventum Corporation	5.4500	02/25/27	3,716,127
24,100,934
OIL & GAS PRODUCERS — 3.3%
4,569,000	Canadian Natural Resources Ltd.	3.8500	06/01/27	4,542,856
34,750,000	Chevron USA, Inc.(a)	SOFRINDX + 0.360%	3.9880	02/26/27	34,766,560
13,567,000	Chevron USA, Inc.(a)	SOFRINDX + 0.470%	4.0980	02/26/28	13,600,661
8,932,000	Devon Energy Corporation(b)	3.9000	05/15/27	8,906,135
3,838,000	Enbridge, Inc.	1.6000	10/04/26	3,820,561
5,498,000	Enbridge, Inc.	5.9000	11/15/26	5,515,806
78,000,000	Energy Transfer, L.P.	6.0500	12/01/26	78,327,355
21,654,000	Kinder Morgan, Inc.	1.7500	11/15/26	21,494,045
25,250,000	MPLX, L.P.	4.1250	03/01/27	25,214,243
26,162,000	ONEOK, Inc.	5.5500	11/01/26	26,219,338
6,720,000	TC PipeLines, L.P.	3.9000	05/25/27	6,693,789

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
CORPORATE BONDS — 46.0% (Continued)
OIL & GAS PRODUCERS — 3.3% (Continued)
5,771,000	Williams Companies, Inc.	3.7500	06/15/27	$ 5,735,527
234,836,876
RETAIL - DISCRETIONARY — 0.4%
11,437,000	Lowe's Companies, Inc.	3.1000	05/03/27	11,334,378
20,431,000	O'Reilly Automotive, Inc.	5.7500	11/20/26	20,494,247
31,828,625
SOFTWARE — 0.8%
55,562,000	Workday, Inc.	3.5000	04/01/27	55,205,051

SPECIALTY FINANCE — 0.2%
18,084,000	American Express Company	3.3000	05/03/27	17,953,310

TECHNOLOGY HARDWARE — 1.2%
23,000,000	Hewlett Packard Enterprise Company(a)	SOFRINDX + 0.980%	4.6040	03/23/28	23,141,695
6,141,000	Jabil, Inc.	4.2500	05/15/27	6,123,272
4,000,000	NetApp, Inc.	2.3750	06/22/27	3,926,900
49,555,000	TD SYNNEX Corporation	1.7500	08/09/26	49,529,915
82,721,782
TECHNOLOGY SERVICES — 0.7%
48,000,000	Mastercard, Inc.(a)	SOFRINDX + 0.390%	4.0200	06/08/28	48,049,249

TELECOMMUNICATIONS — 0.1%
10,260,000	T-Mobile USA, Inc.	3.7500	04/15/27	10,209,683

TOBACCO & CANNABIS — 1.1%
57,968,000	Altria Group, Inc.	2.6250	09/16/26	57,862,337
14,203,000	BAT Capital Corporation	3.2150	09/06/26	14,187,448
10,308,000	BAT Capital Corporation	4.7000	04/02/27	10,324,048
82,373,833

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 46.0% (Continued)
	TRANSPORTATION EQUIPMENT — 0.9%
61,575,000	Westinghouse Air Brake Technologies Corporation	3.4500	11/15/26	61,354,021

	TOTAL CORPORATE BONDS (Cost $3,281,549,760)			3,282,368,345

	U.S. GOVERNMENT & AGENCIES — 33.4%
	U.S. TREASURY BILLS — 33.4%
150,000,000	United States Treasury Bill(e)	1.8200	08/06/26	149,955,063
150,000,000	United States Treasury Bill(e)	2.8100	08/13/26	149,849,931
150,000,000	United States Treasury Bill(e)	3.1100	08/20/26	149,744,527
150,000,000	United States Treasury Bill(e)	3.2500	08/27/26	149,640,000
150,000,000	United States Treasury Bill(e)	3.3500	09/03/26	149,533,708
150,000,000	United States Treasury Bill(e)	3.4200	09/10/26	149,426,041
150,000,000	United States Treasury Bill(e)	3.4800	09/17/26	149,317,156
150,000,000	United States Treasury Bill(e)	3.5500	09/24/26	149,202,363
150,000,000	United States Treasury Bill(e)	3.5700	10/01/26	149,096,932
150,000,000	United States Treasury Bill(e)	3.5800	10/08/26	148,991,576
150,000,000	United States Treasury Bill(e)	3.6000	10/15/26	148,882,949
150,000,000	United States Treasury Bill(e)	3.6300	10/22/26	148,770,867
150,000,000	United States Treasury Bill(e)	3.6500	10/29/26	148,663,281
150,000,000	United States Treasury Note	3.5000	09/30/29	146,173,829
300,000,000	United States Treasury Note	4.1250	10/31/29	297,667,967
				2,384,916,190

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,388,031,777)			2,384,916,190

Units
	COLLATERAL FOR SECURITIES LOANED — 1.6%
111,660,846	Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class, 3.59%			$ 111,660,846
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $111,660,846)

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 6.4%
	MONEY MARKET FUND - 6.4%
457,674,117	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 3.55% (Cost $457,674,117)(f)			$ 457,674,117

	TOTAL INVESTMENTS – 99.3% (Cost $7,077,379,359)			$ 7,086,738,696
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.7%			53,929,305
	NET ASSETS - 100.0%			$ 7,140,668,001

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)
20,000	CBOT 5 Year US Treasury Notes	10/01/2026	2,119,531,260	$ (16,553,890)
1,150	CME E-Mini Standard & Poor's 500 Index	09/21/2026	432,356,875	(1,300,602)
	TOTAL FUTURES CONTRACTS			$ (17,854,492)

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
PLC	- Public Limited Company

SOFRINDX	Secured Overnight Financing Rate Index
SOFRRATE	United States SOFR Secured Overnight Financing Rate
TSFR3M	3-Month CME Term SOFR

(a)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2026 the total market value of 144A securities is $298,988,059 or 4.2% of net assets.
(c)	Variable rate security; the rate shown represents the rate on July 31, 2026.
(d)	Percentage rounds to less than 0.1%.
(e)	Zero coupon bond; rate disclosed is the effective yield as of July 31, 2026.
(f)	Rate disclosed is the seven-day effective yield as of July 31, 2026.
(g) (h) (i)

Affiliated security.

All or a portion of the security is on loan. Total loaned securities had a value of $109,412,468 at July 31, 2026.

Security purchased with cash proceeds of securities lending collateral.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

OPEN CREDIT DEFAULT SWAP AGREEMENTS (1)
OPEN CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION (2)

Reference Entity	Counterparty	Termination Date	Interest Rate Payable	Payment Frequency	Notional Value at July 31, 2026	Value	Upfront Premiums Paid	Unrealized Appreciation

CDX North American High Yield Series 45	GS	12/20/2030	5.00%	Quarterly	$709,216,000	$57,605,203	$39,483,806	$18,121,397
CDX North American High Yield Series 46	GS	6/20/2031	5.00%	Quarterly	1,744,677,000	140,852,233	84,125,294	56,726,939
CDX North American High Yield Series 46	MS	6/20/2031	5.00%	Quarterly	70,785,000	5,714,654	2,673,863	3,040,791

TOTAL						$204,172,090	$126,282,963	$77,889,127

GS - Goldman Sachs

MS - Morgan Stanley

(1)	For centrally cleared sw aps, the notional amounts represent the maximum potential the Fund may pay/receive as a seller/buyer of credit protection if a credit event occurs, as def ined under the terms of the sw ap contract, for each security included in the ref erence entity.

(2)	For centrally cleared sw aps, w hen a credit event occurs as def ined under the terms of the sw ap contract, the Fund as a seller of credit protection w ill either (i) pay a net amount equal to the par value of the defaulted ref erence entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the def aulted reference entity less its recovery value.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 67.7%
	U.S. TREASURY BILLS — 67.7%
100,000,000	United States Treasury Bill(a)	1.8200	08/06/26	$ 99,970,042
100,000,000	United States Treasury Bill(a)	2.8100	08/13/26	99,899,954
100,000,000	United States Treasury Bill(a)	3.1100	08/20/26	99,829,685
100,000,000	United States Treasury Bill(a)	3.2500	08/27/26	99,760,000
100,000,000	United States Treasury Bill(a)	3.3500	09/03/26	99,689,139
100,000,000	United States Treasury Bill(a)	3.4200	09/10/26	99,617,361
100,000,000	United States Treasury Bill(a)	3.4800	09/17/26	99,544,771
				698,310,952

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $698,160,735)			698,310,952

Shares
	SHORT-TERM INVESTMENTS — 31.5%
	MONEY MARKET FUND - 31.5%
324,382,935	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 3.55%(b) (Cost $324,382,935)			324,382,935

	TOTAL INVESTMENTS - 99.2% (Cost $1,022,543,670)			$ 1,022,693,887
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.8%			8,694,933
	NET ASSETS - 100.0%			$ 1,031,388,820

(a)	Zero coupon bond; rate disclosed is the effective yield as of July 31, 2026.
(b)	Rate disclosed is the seven-day effective yield as of July 31, 2026.

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 5.6%
	EQUITY - 5.6%
6,300	Vanguard S&P 500 ETF				$ 4,325,895

	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,268,201)				4,325,895

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	CORPORATE BONDS — 75.9%
	AEROSPACE & DEFENSE — 2.6%
1,000,000	Boeing Company	6.2590		05/01/27	1,011,784
1,000,000	RTX Corporation	5.7500		11/08/26	1,002,883
					2,014,667
	AUTOMOTIVE — 10.4%
1,000,000	American Honda Finance Corporation(a)	SOFRRATE + 0.870%	4.4800	07/09/27	1,002,813
1,000,000	American Honda Finance Corporation(a)	SOFRRATE + 0.730%	4.3520	08/13/27	1,001,979
1,000,000	BMW US Capital, LLC(a),(b)	SOFRINDX + 0.780%	4.4050	03/19/27	1,002,608
1,000,000	Ford Motor Credit Company, LLC		2.7000	08/10/26	999,655
1,000,000	General Motors Financial Company, Inc.		5.0000	04/09/27	1,003,408
1,000,000	Hyundai Capital America(a),(b)	SOFRRATE + 0.990%	4.6130	03/25/27	1,002,929
1,000,000	Mercedes-Benz Finance North America, LLC(a),(b)	SOFRRATE + 0.710%	4.3390	03/10/28	1,000,832
1,000,000	Toyota Motor Credit Corporation(a)	SOFRRATE + 0.480%	4.1020	05/12/28	1,000,749
					8,014,973
	BANKING — 10.3%
1,000,000	Bank of America Corporation(c)	TSFR3M + 1.774%	3.7050	04/24/28	993,805
1,000,000	Citibank NA(a)	SOFRRATE + 0.781%	4.4160	05/29/27	1,003,668
1,000,000	Citibank NA(a)	SOFRRATE + 0.500%	4.1280	06/18/28	1,000,683
1,000,000	Cooperatieve Rabobank UA(a)	SOFRRATE + 0.620%	4.2530	08/28/26	1,000,300
1,000,000	JPMorgan Chase & Company(c)	SOFRRATE + 0.765%	1.4700	09/22/27	995,952
1,000,000	JPMorgan Chase & Company(c)	SOFRRATE + 1.890%	2.1820	06/01/28	980,555
1,000,000	Wells Fargo & Company Series Q(c)	TSFR3M + 1.572%	3.5840	05/22/28	991,702

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 75.9% (Continued)
	BANKING — 10.3% (Continued)
1,000,000	Wells Fargo & Company(c)	SOFRRATE + 2.100%	2.3930	06/02/28	$ 981,936
					7,948,601
	BEVERAGES — 1.3%
1,000,000	Keurig Dr Pepper, Inc.(a)	SOFRRATE + 0.580%	4.2020	11/15/26	1,000,261

	BIOTECH & PHARMA — 5.2%
1,000,000	AbbVie, Inc.(a)	SOFRINDX + 0.480%	4.1110	03/03/28	1,001,398
1,000,000	Eli Lilly & Company(a)	SOFRINDX + 0.350%	3.9750	05/20/28	1,002,113
1,000,000	GlaxoSmithKline Capital plc(a)	SOFRRATE + 0.500%	4.1290	03/12/27	1,001,640
1,000,000	Merck & Company, Inc.(a)	SOFRRATE + 0.460%	4.0890	09/15/27	1,000,491
					4,005,642
	CHEMICALS — 1.3%
1,000,000	RPM International, Inc.		3.7500	03/15/27	994,189

	ELECTRIC UTILITIES — 6.5%
1,000,000	DTE Energy Company		4.9500	07/01/27	1,003,920
1,000,000	Entergy Corporation		2.9500	09/01/26	998,961
1,000,000	Georgia Power Company(a)	SOFRINDX + 0.420%	4.0470	11/22/27	1,001,184
1,000,000	National Rural Utilities Cooperative Finance(a)	SOFRINDX + 0.430%	4.0530	08/09/27	1,000,762
1,000,000	Sempra		5.4000	08/01/26	1,000,000
					5,004,827
	ELECTRICAL EQUIPMENT — 2.6%
1,000,000	Amphenol Corporation(a)	SOFRRATE + 0.530%	4.1520	11/15/27	1,001,670
1,000,000	Keysight Technologies, Inc.	4.6000		04/06/27	1,000,384
					2,002,054
	ENTERTAINMENT CONTENT — 1.3%
1,000,000	Take-Two Interactive Software, Inc.	3.7000		04/14/27	994,979

	FOOD — 2.6%
1,000,000	Conagra Brands, Inc.	5.3000		10/01/26	1,001,182

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
CORPORATE BONDS — 75.9% (Continued)
FOOD — 2.6% (Continued)
1,000,000	Tyson Foods, Inc.	3.5500	06/02/27	$ 992,763
1,993,945
HEALTH CARE FACILITIES & SERVICES — 3.8%
1,000,000	Cardinal Health, Inc.	3.4100	06/15/27	991,218
1,000,000	HCA, Inc.	3.1250	03/15/27	991,667
1,000,000	Universal Health Services, Inc.	1.6500	09/01/26	997,854
2,980,739
INSTITUTIONAL FINANCIAL SERVICES — 3.9%
1,000,000	LPL Holdings, Inc.	5.7000	05/20/27	1,007,989
1,000,000	Morgan Stanley(c)	SOFRRATE + 1.010%	5.6520	04/13/28	1,007,582
1,000,000	National Securities Clearing Corporation(a),(b)	SOFRRATE + 0.430%	4.0600	06/09/28	1,001,177
3,016,748
INSURANCE — 1.3%
1,000,000	Brown & Brown, Inc.	4.6000	12/23/26	1,000,900

LEISURE FACILITIES & SERVICES — 1.3%
1,000,000	Darden Restaurants, Inc.	3.8500	05/01/27	994,816

MACHINERY — 0.9%
728,000	Xylem, Inc.	3.2500	11/01/26	726,272

MEDICAL EQUIPMENT & DEVICES — 2.6%
1,000,000	Becton Dickinson and Company	3.7000	06/06/27	994,085
1,000,000	Bio-Rad Laboratories, Inc.	3.3000	03/15/27	992,723
1,986,808
OIL & GAS PRODUCERS — 6.4%
1,000,000	Canadian Natural Resources Ltd.	3.8500	06/01/27	994,278
1,000,000	Enbridge, Inc.	1.6000	10/04/26	995,456
1,000,000	Energy Transfer, L.P.	6.0500	12/01/26	1,004,197
1,000,000	MPLX, L.P.	4.1250	03/01/27	998,584
1,000,000	TC PipeLines, L.P.	3.9000	05/25/27	996,100
4,988,615

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 75.9% (Continued)
	SOFTWARE — 1.3%
1,000,000	Workday, Inc.		3.5000	04/01/27	$ 993,576

	TECHNOLOGY HARDWARE — 3.8%
1,000,000	Hewlett Packard Enterprise Company(a)	SOFRINDX + 0.980%	4.6040	03/23/28	1,006,161
950,000	Jabil, Inc.		4.2500	05/15/27	947,258
1,000,000	TD SYNNEX Corporation		1.7500	08/09/26	999,494
					2,952,913
	TECHNOLOGY SERVICES — 2.6%
1,000,000	FactSet Research Systems, Inc.		2.9000	03/01/27	989,657
1,000,000	Mastercard, Inc.(a)	SOFRINDX + 0.390%	4.0200	06/08/28	1,001,026
					1,990,683
	TOBACCO & CANNABIS — 2.6%
1,000,000	Altria Group, Inc.		2.6250	09/16/26	998,177
1,000,000	BAT Capital Corporation		4.7000	04/02/27	1,001,557
					1,999,734
	TRANSPORTATION EQUIPMENT — 1.3%
1,000,000	Westinghouse Air Brake Technologies Corporation		3.4500	11/15/26	996,411

	TOTAL CORPORATE BONDS (Cost $58,580,856)				58,602,353

Shares
	SHORT-TERM INVESTMENTS — 9.1%
	MONEY MARKET FUNDS - 9.1%
7,004,911	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 3.55%(d) (Cost $7,004,911)				7,004,911

	TOTAL INVESTMENTS - 90.6% (Cost $68,853,968)				$ 69,933,159
	OTHER ASSETS IN EXCESS OF LIABILITIES- 9.4%				7,226,387
	NET ASSETS - 100.0%				$ 77,159,546

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)
194	CME E-Mini Standard & Poor's 500 Index Futures	09/21/2026	$ 72,936,725	$ (215,658)
TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
PLC	- Public Limited Company

SOFRINDX	Secured Overnight Financing Rate Index
SOFRRATE	United States SOFR Secured Overnight Financing Rate
TSFR3M	3-Month CME Term SOFR

(a)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2026 the total market value of 144A securities is $4,007,546 or 5.2% of net assets.
(c)	Variable rate security; the rate shown represents the rate on July 31, 2026.
(d)	Rate disclosed is the seven-day effective yield as of July 31, 2026.

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.7%
	AEROSPACE & DEFENSE — 2.3%
1,000,000	Boeing Company	6.2590		05/01/27	$ 1,011,784
1,000,000	RTX Corporation	5.7500		11/08/26	1,002,883
					2,014,667
	AUTOMOTIVE — 10.3%
1,000,000	American Honda Finance Corporation(a)	SOFRRATE + 0.870%	4.4800	07/09/27	1,002,813
1,000,000	BMW US Capital, LLC(a),(b)	SOFRINDX + 0.780%	4.4050	03/19/27	1,002,608
1,000,000	Ford Motor Company		4.3460	12/08/26	998,765
1,000,000	Ford Motor Credit Company, LLC		2.7000	08/10/26	999,655
1,000,000	Ford Motor Credit Company, LLC(a)	SOFRRATE + 1.450%	5.0750	11/05/26	1,001,600
1,000,000	General Motors Financial Company, Inc.		5.0000	04/09/27	1,003,407
1,000,000	Hyundai Capital America(a),(b)	SOFRRATE + 0.990%	4.6130	03/25/27	1,002,929
1,000,000	Mercedes-Benz Finance North America, LLC(a),(b)	SOFRRATE + 0.710%	4.3390	03/10/28	1,000,832
1,000,000	Toyota Motor Credit Corporation(a)	SOFRRATE + 0.480%	4.1020	05/12/28	1,000,749
					9,013,358
	BANKING — 11.4%
1,000,000	Bank of America Corporation(c)	TSFR3M + 1.774%	3.7050	04/24/28	993,805
1,000,000	Citibank NA(a)	SOFRRATE + 0.781%	4.4160	05/29/27	1,003,668
1,000,000	Citibank NA(a)	SOFRRATE + 0.500%	4.1280	06/18/28	1,000,683
1,000,000	Cooperatieve Rabobank UA(a)	SOFRRATE + 0.620%	4.2530	08/28/26	1,000,301
1,000,000	JPMorgan Chase & Company(c)	SOFRRATE + 0.765%	1.4700	09/22/27	995,952
1,000,000	JPMorgan Chase & Company(c)	SOFRRATE + 1.890%	2.1820	06/01/28	980,555
1,000,000	Morgan Stanley Bank NA(c)	SOFRRATE + 0.680%	4.4470	10/15/27	999,946
1,000,000	Morgan Stanley Bank NA(c)	SOFRRATE + 0.865%	5.5040	05/26/28	1,006,721
1,000,000	Wells Fargo & Company Series Q(c)	TSFR3M + 1.572%	3.5840	05/22/28	991,702
1,000,000	Wells Fargo & Company(c)	SOFRRATE + 2.100%	2.3930	06/02/28	981,936
					9,955,269

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.7% (Continued)
	BEVERAGES — 2.9%
1,000,000	JDE Peet's N.V.(b)	1.3750		01/15/27	$ 984,974
1,500,000	Keurig Dr Pepper, Inc.(a)	SOFRRATE + 0.580%	4.2020	11/15/26	1,500,392
					2,485,366
	BIOTECH & PHARMA — 6.9%
1,000,000	AbbVie, Inc.(a)	SOFRINDX + 0.480%	4.1110	03/03/28	1,001,398
1,000,000	Amgen, Inc.		2.6000	08/19/26	999,317
1,000,000	Eli Lilly & Company(a)	SOFRINDX + 0.350%	3.9750	05/20/28	1,002,113
1,000,000	GlaxoSmithKline Capital plc(a)	SOFRRATE + 0.500%	4.1290	03/12/27	1,001,640
1,000,000	Merck & Company, Inc.(a)	SOFRRATE + 0.460%	4.0890	09/15/27	1,000,491
1,000,000	Pfizer, Inc.(a)	SOFRRATE + 0.500%	4.1220	11/15/27	1,002,802
					6,007,761
	CHEMICALS — 2.3%
1,025,000	Cabot Corporation		3.4000	09/15/26	1,021,506
1,000,000	RPM International, Inc.		3.7500	03/15/27	994,189
					2,015,695
	E-COMMERCE DISCRETIONARY — 1.7%
1,500,000	Amazon.com, Inc.(a)	SOFRRATE + 0.440%	4.0690	03/13/28	1,501,768

	ELECTRIC UTILITIES — 6.9%
1,000,000	DTE Energy Company		4.9500	07/01/27	1,003,921
1,000,000	Entergy Corporation		2.9500	09/01/26	998,961
1,000,000	FirstEnergy Corporation		3.9000	07/15/27	994,984
1,000,000	Georgia Power Company(a)	SOFRINDX + 0.420%	4.0470	11/22/27	1,001,184
1,000,000	National Rural Utilities Cooperative Finance(a)	SOFRINDX + 0.430%	4.0530	08/09/27	1,000,762
1,000,000	Sempra		5.4000	08/01/26	1,000,000
					5,999,812
	ELECTRICAL EQUIPMENT — 2.3%
1,000,000	Amphenol Corporation(a)	SOFRRATE + 0.530%	4.1520	11/15/27	1,001,670
1,000,000	Keysight Technologies, Inc.		4.6000	04/06/27	1,000,384

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
CORPORATE BONDS — 95.7% (Continued)
ELECTRICAL EQUIPMENT — 2.3% (Continued)
$ 2,002,054
ENTERTAINMENT CONTENT — 1.1%
1,000,000	Take-Two Interactive Software, Inc.	3.7000	04/14/27	994,979

FOOD — 3.4%
1,000,000	Conagra Brands, Inc.	5.3000	10/01/26	1,001,182
1,000,000	Mondelez International, Inc.	2.6250	03/17/27	989,384
1,000,000	Tyson Foods, Inc.	3.5500	06/02/27	992,763
2,983,329
HEALTH CARE FACILITIES & SERVICES — 4.6%
1,000,000	Cardinal Health, Inc.	4.7000	11/15/26	1,001,377
1,000,000	Cardinal Health, Inc.	3.4100	06/15/27	991,218
1,000,000	HCA, Inc.	3.1250	03/15/27	991,667
1,000,000	Universal Health Services, Inc.	1.6500	09/01/26	997,854
3,982,116
HOME CONSTRUCTION — 1.1%
1,000,000	Toll Brothers Finance Corporation	4.8750	03/15/27	1,001,196

INSTITUTIONAL FINANCIAL SERVICES — 3.5%
1,000,000	Jefferies Financial Group, Inc.	4.5000	09/15/26	999,361
1,000,000	LPL Holdings, Inc.	5.7000	05/20/27	1,007,988
1,000,000	National Securities Clearing Corporation(a),(b)	SOFRRATE + 0.430%	4.0600	06/09/28	1,001,177
3,008,526
INSURANCE — 1.1%
1,000,000	Brown & Brown, Inc.	4.6000	12/23/26	1,000,900

LEISURE FACILITIES & SERVICES — 1.2%
1,000,000	Darden Restaurants, Inc.	3.8500	05/01/27	994,816

MACHINERY — 3.1%
1,000,000	Ingersoll Rand, Inc.	5.1970	06/15/27	1,005,907
1,000,000	Veralto Corporation	5.5000	09/18/26	1,000,600
729,000	Xylem, Inc.	3.2500	11/01/26	727,270

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
CORPORATE BONDS — 95.7% (Continued)
MACHINERY — 3.1% (Continued)
$ 2,733,777
MEDICAL EQUIPMENT & DEVICES — 3.4%
1,000,000	Becton Dickinson and Company	3.7000	06/06/27	994,085
1,000,000	Bio-Rad Laboratories, Inc.	3.3000	03/15/27	992,723
1,000,000	Solventum Corporation	5.4500	02/25/27	1,004,630
2,991,438
OIL & GAS PRODUCERS — 9.2%
1,000,000	Chevron USA, Inc.(a)	SOFRINDX + 0.360%	3.9880	02/26/27	1,000,477
1,000,000	Devon Energy Corporation(b)	3.9000	05/15/27	997,104
1,000,000	Enbridge, Inc.	1.6000	10/04/26	995,456
1,000,000	Enbridge, Inc.	5.9000	11/15/26	1,003,238
1,000,000	Energy Transfer, L.P.	6.0500	12/01/26	1,004,196
1,000,000	MPLX, L.P.	4.1250	03/01/27	998,584
1,000,000	ONEOK, Inc.	5.5500	11/01/26	1,002,192
1,000,000	TC PipeLines, L.P.	3.9000	05/25/27	996,100
7,997,347
RETAIL - DISCRETIONARY — 2.6%
1,000,000	Lowe's Companies, Inc.	3.1000	05/03/27	991,027
1,311,000	O'Reilly Automotive, Inc.	5.7500	11/20/26	1,315,058
2,306,085
SOFTWARE — 1.1%
1,000,000	Workday, Inc.	3.5000	04/01/27	993,576

SPECIALTY FINANCE — 1.1%
1,000,000	American Express Company	3.3000	05/03/27	992,773

TECHNOLOGY HARDWARE — 4.7%
1,000,000	Hewlett Packard Enterprise Company(a)	SOFRINDX + 0.980%	4.6040	03/23/28	1,006,161
1,000,000	Jabil, Inc.	4.2500	05/15/27	997,113
1,000,000	NetApp, Inc.	2.3750	06/22/27	981,725
1,150,000	TD SYNNEX Corporation	1.7500	08/09/26	1,149,418
4,134,417

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.7% (Continued)
	TECHNOLOGY SERVICES — 2.4%
1,050,000	FactSet Research Systems, Inc.		2.9000	03/01/27	$ 1,039,140
1,000,000	Mastercard, Inc.(a)	SOFRINDX + 0.390%	4.0200	06/08/28	1,001,026
					2,040,166
	TELECOMMUNICATIONS — 1.1%
1,000,000	T-Mobile USA, Inc.		3.7500	04/15/27	995,096

	TOBACCO & CANNABIS — 2.3%
1,000,000	Altria Group, Inc.		2.6250	09/16/26	998,177
1,000,000	BAT Capital Corporation		4.7000	04/02/27	1,001,557
					1,999,734
	TRANSPORTATION EQUIPMENT — 1.7%
1,500,000	Westinghouse Air Brake Technologies Corporation		3.4500	11/15/26	1,494,617

	TOTAL CORPORATE BONDS (Cost $83,625,201)				83,640,638

Shares
	SHORT-TERM INVESTMENTS — 3.4%
	MONEY MARKET FUNDS - 3.4%
2,932,001	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 3.55%(d) (Cost $2,932,001)				2,932,001

	TOTAL INVESTMENTS - 99.1% (Cost $86,557,202)				$ 86,572,639
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.9%				768,817
	NET ASSETS - 100.0%				$ 87,341,456

LLC	- Limited Liability Company
LP	- Limited Partnership
NV	- Naamioze Vennootschap
PLC	- Public Limited Company

SOFRINDX	Secured Overnight Financing Rate Index
SOFRRATE	United States SOFR Secured Overnight Financing Rate
TSFR3M	3-Month CME Term SOFR

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

(a)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2026 the total market value of 144A securities is $5,989,624 or 6.9% of net assets.
(c)	Variable rate security; the rate shown represents the rate on July 31, 2026.
(d)	Rate disclosed is the seven-day effective yield as of July 31, 2026.